As filed with the Securities and Exchange Commission on March 13, 2014

1933 Act Registration No. 033-87762

1940 Act Registration No. 811-08918

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 68	☒

HC Capital Trust

(Exact Name of Registrant as Specified in Charter)

Five Tower Bridge, 300 Barr Harbor, Suite 500

West Conshohocken, PA 19428-2970

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

610-828-7200

Copies of communications to:

Laura Anne Corsell, Esq. McCarter & English LLP BNY Mellon Center 1735 Market Street, Suite 700 Philadelphia, PA 19103	(With Copy To): Michael P. O’Hare, Partner Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	On November 1, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	On (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	On (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 68 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Conshohocken and State of Pennsylvania on the 13th day of March, 2014.

HC Capital Trust

*
Robert J. Zion
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	Trustee	March 13, 2014
Robert J. Zion

*	Trustee	March 13, 2014
Jarrett Burt Kling

*	Trustee	March 13, 2014
Harvey Magarick

*	Trustee	March 13, 2014
R. Richard Williams

*	Trustee	March 13, 2014
Richard W. Wortham, III

*By:	/s/ Colette Bergman
Colette Bergman
As Attorney-in-fact
March 13, 2014

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, a Trustee of HC Capital Trust, a Delaware statutory trust (the “Trust”), does hereby constitute and appoint Robert J. Zion and Colette Bergman, and each of them, his true and lawful attorney and agent to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933, as amended (“Securities Act”), the Investment Company Act of 1940, as amended (“1940 Act”) and any rules, regulations and requirements of the Securities and Exchange Commission (“SEC”), in connection with the registration under the Securities Act of the shares of beneficial interest of the Trust (the “Securities”) and in connection with the registration of the Trust under the 1940 Act, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for on behalf of the Trust and the undersigned, the name of the undersigned as Trustee or an officer, as appropriate, of the Trust to a Registration Statement or to any amendment thereto filed with the SEC with respect to the Securities or with respect to the Trust and to any instrument or document filed as part of, as an exhibit to or in connection with any Registration Statement or amendment. This power of attorney supersedes and replaces the previous power of attorney executed by the undersigned as a Trustee of the Trust on or about June 12, 2012.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of March 11, 2014.

/s/ Harvey G. Magarick	/s/ R. Richard Williams
Harvey G. Magarick, Trustee	R. Richard Williams, Trustee

/s/ Jarrett Burt Kling	/s/ Richard W. Wortham III
Jarrett Burt Kling, Trustee	Richard W. Wortham III, Trustee

/s/ Robert J. Zion
Robert J. Zion, Trustee

HC CAPITAL TRUST

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee and officer of HC Capital Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”), does hereby make, constitute and appoint COLETTE BERGMAN and MARK HAUSMANN, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and re-substitution, in any and all capacities, to execute for an on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of beneficial interest of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has subscribed his or her name this 11th day of March, 2014.

/s/ Robert J. Zion
Robert J. Zion

HC CAPITAL TRUST

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee and officer of HC Capital Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”), does hereby make, constitute and appoint ROBERT J. ZION and MARK HAUSMANN, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and re-substitution, in any and all capacities, to execute for an on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of beneficial interest of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has subscribed his or her name this 11th day of March, 2014.

/s/ Colette Bergman
Colette Bergman

Exhibit Index

EXHIBIT NUMBER	DESCRIPTION

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase